Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares
Statement of Financial Position [Abstract]
Common stock, shares authorized	500,000,000	500,000,000
Common stock, par value | (per share)	$ 0.001	$ 0.001
Common stock, shares issued	13,500,000	11,250,000
Common stock, shares outstanding	13,500,000	11,250,000